UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
	  Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     February 9, 2006


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 99

Form 13F Information Table Value total: $336,631 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2862    36931 SH       SOLE                    33266              3665
AT&T, Inc.                     COM              00209R102      461    18834 SH       SOLE                    14798              4036
Accenture Ltd                  COM              g1150g111     3621   125430 SH       SOLE                   111480             13950
Altria Group, Inc.             COM              02209s103     1178    15772 SH       SOLE                    12232              3540
American Express Co.           COM              025816109      597    11593 SH       SOLE                     8766              2827
American International Group   COM              026874107    11136   163211 SH       SOLE                   157039              6172
American Retirement Corp.      COM              028913101    12168   484192 SH       SOLE                   479994              4198
Amgen Inc.                     COM              031162100     7226    91627 SH       SOLE                    84533              7094
Amsouth Bancorporation         COM              032165102     6090   232348 SH       SOLE                   229542              2806
Anheuser-Busch Companies, Inc. COM              035229103      208     4852 SH       SOLE                     3952               900
Aon Corp.                      COM              037389103      271     7546 SH       SOLE                     7546
Apache Corp.                   COM              037411105     9415   137399 SH       SOLE                   129147              8252
Automatic Data Processing      COM              053015103     1558    33947 SH       SOLE                    33247               700
BP Amoco LP                    COM              055622104     1251    19487 SH       SOLE                    17445              2042
Baker Hughes, Inc.             COM              057224107      487     8020 SH       SOLE                     7885               135
BankAmerica Corp.              COM              060505104     1150    24910 SH       SOLE                    24312               598
BellSouth Corp.                COM              079860102      347    12811 SH       SOLE                     9551              3260
Berkshire Hathaway Inc. Class  COM              084670108     1684       19 SH       SOLE                       16                 3
Berkshire Hathaway Inc. Class  COM              084670207     6258     2132 SH       SOLE                     1984               148
Biomet, Inc.                   COM              090613100     4184   114418 SH       SOLE                   105443              8975
Bristol Myers Squibb           COM              110122108      804    34976 SH       SOLE                    34976
Cendant Corp.                  COM              151313103     3895   225811 SH       SOLE                   212360             13451
Central Parking Corp.          COM              154785109      263    19200 SH       SOLE                    19200
Chevron Corp.                  COM              166764100      799    14080 SH       SOLE                    12180              1900
Cisco Systems Inc.             COM              17275R102     5494   320924 SH       SOLE                   299405             21519
Citigroup Inc.                 COM              172967101     4715    97148 SH       SOLE                    92232              4916
Coca Cola Co.                  COM              191216100     1784    44266 SH       SOLE                    41376              2890
Colgate Palmolive Co.          COM              194162103      200     3650 SH       SOLE                     3650
ConocoPhillips                 COM              20825c104     6430   110518 SH       SOLE                   106280              4238
Dell Corp.                     COM              24702r101      304    10144 SH       SOLE                     9560               584
Dionex Corp.                   COM              254546104      314     6400 SH       SOLE                     6400
Discovery Holding Cl A         COM              25468y107      581    38333 SH       SOLE                    35348              2985
Dollar General Corp.           COM              256669102      563    29500 SH       SOLE                    24732              4768
Dominion Resources, Inc.       COM              25746u109     1477    19130 SH       SOLE                    17780              1350
Dover Corp.                    COM              260003108      283     7000 SH       SOLE                     7000
Duke Energy Corp.              COM              264399106      450    16380 SH       SOLE                    15080              1300
Eaton Corp.                    COM              278058102      456     6802 SH       SOLE                     6802
Exxon Mobil Corp.              COM              30231G102    10420   185509 SH       SOLE                   177535              7974
FedEx Corp.                    COM              31428X106     5911    57173 SH       SOLE                    53473              3700
Federal National Mortgage Assn COM              313586109      434     8900 SH       SOLE                     8000               900
First Data Corp.               COM              319963104     5160   119971 SH       SOLE                   104714             15257
General Electric Co.           COM              369604103    12987   370539 SH       SOLE                   349134             21406
General Mills Inc.             COM              370334104     1192    24167 SH       SOLE                    22567              1600
HCA Inc.                       COM              404119109    15962   316089 SH       SOLE                   311318              4771
Halliburton Inc.               COM              406216101    10168   164102 SH       SOLE                   155549              8553
HealthStream Inc.              COM              42222n103      198    85000 SH       SOLE                    84400               600
Healthways, Inc.               COM              422245100      644    14224 SH       SOLE                    12324              1900
Hewlett Packard Co.            COM              428236103      607    21211 SH       SOLE                    21211
Home Depot Inc.                COM              437076102     9612   237445 SH       SOLE                   228020              9425
Intel Corp.                    COM              458140100     7215   289075 SH       SOLE                   272260             16815
International Business Machine COM              459200101     5504    66959 SH       SOLE                    62050              4909
J. P. Morgan Chase & Co. Inc.  COM              46625h100     1245    31358 SH       SOLE                    29746              1612
Johnson & Johnson              COM              478160104     8014   133347 SH       SOLE                   125980              7366
Kimberly-Clark Corp.           COM              494368103     1035    17350 SH       SOLE                    16550               800
L-3 Communications             COM              502424104     5228    70319 SH       SOLE                    67969              2350
Liberty Global, Inc. Series A  COM              530719103      620    27558 SH       SOLE                    26538              1020
Liberty Global, Inc. Series C  COM              530555309      584    27558 SH       SOLE                    26538              1020
Liberty Media Corp.            COM              530718105     3275   416128 SH       SOLE                   382178             33950
Lowes Companies                COM              548661107     2853    42794 SH       SOLE                    37479              5315
Medtronic Inc.                 COM              585055106     8132   141249 SH       SOLE                   129539             11710
Microsoft Corp.                COM              594918104     5454   208547 SH       SOLE                   190517             18030
Molex Inc. - Class A           COM              608554200     4395   178740 SH       SOLE                   170020              8720
News Corp. Ltd. Class B        COM              65248e203     1816   109350 SH       SOLE                   104200              5150
O Charley's Inc.               COM              670823103      284    18300 SH       SOLE                    15600              2700
PHH Corp.                      COM              693320202      224     8011 SH       SOLE                     7500               511
PepsiCo Inc.                   COM              713448108     1734    29350 SH       SOLE                    27240              2110
Perot Systems Corp.            COM              714265105      597    42200 SH       SOLE                    40200              2000
Pfizer Inc.                    COM              717081103     1162    49829 SH       SOLE                    45119              4710
Pinnacle Financial Partners    COM              72346q104      225     9000 SH       SOLE                     5000              4000
Procter & Gamble Co.           COM              742718109     5241    90541 SH       SOLE                    83235              7306
Regions Financial Corp.        COM              758940100      293     8587 SH       SOLE                     8587
Republic Services Inc.         COM              760759100     7681   204541 SH       SOLE                   193441             11100
Royal Dutch Shell Cl A         COM              780259206      246     4000 SH       SOLE                     3200               800
S&P SmallCap 600 Index Fund    COM              464287804     3198    55335 SH       SOLE                    53510              1825
Sanofi Aventis ADR             COM              80105n105     5227   119061 SH       SOLE                   107711             11350
Schlumberger Ltd.              COM              806857108     7900    81317 SH       SOLE                    76842              4475
Select Basic Materials Sector  COM              81369y100     2202    72720 SH       SOLE                    66070              6650
Sovereign Chief Venture F      COM              845912104       10    17000 SH       SOLE                                      17000
St. Paul Travelers Company     COM              792860108     2355    52731 SH       SOLE                    50456              2275
SunTrust Banks Inc.            COM              867914103     2412    33155 SH       SOLE                    32755               400
Sysco Corp.                    COM              871829107     9952   320514 SH       SOLE                   301100             19414
Target Corporation             COM              87612e106      481     8755 SH       SOLE                     7405              1350
Tyco International Ltd.        COM              902124106     6412   222169 SH       SOLE                   205279             16890
United Parcel Svc. Inc. CL B   COM              911312106     4378    58252 SH       SOLE                    53897              4355
United Technologies Corp.      COM              913017109     6658   119087 SH       SOLE                   108848             10239
Verizon Communications         COM              92343v104      330    10961 SH       SOLE                     8303              2658
Viacom- Cl. B                  COM              925524308      221     6776 SH       SOLE                     6676               100
Vodafone Group PLC ADR         COM              92857w100     4919   229091 SH       SOLE                   209541             19550
Wachovia Corp.                 COM              929903102      565    10684 SH       SOLE                     9418              1266
Wal-Mart Stores Inc.           COM              931142103    10364   221450 SH       SOLE                   210593             10857
Walt Disney Co.                COM              254687106     3223   134454 SH       SOLE                   120192             14262
Wells Fargo & Co.              COM              949746101     4938    78592 SH       SOLE                    73689              4903
Willis Group Holdings Inc.     COM              G96655108     5519   149412 SH       SOLE                   140410              9002
Wyeth Co.                      COM              983024100      898    19492 SH       SOLE                    16017              3475
Zimmer Holdings, Inc.          COM              98956P102      275     4076 SH       SOLE                     4029                47
iShares China                  COM              464287184     1407    22827 SH       SOLE                    22300               527
iShares MSCI Japan             COM              464286848     2998   221725 SH       SOLE                   215225              6500
iShares MSCI Pacific Rim       COM              464286665     1943    19690 SH       SOLE                    18365              1325
Lehman Bros. HLDGS PINES-Gener PFD CV           524908563      528    20100 SH       SOLE                    20100